Document and Entity Information	Feb. 13, 2025
Cover [Abstract]
Entity Registrant Name	GENCOR INDUSTRIES INC
Amendment Flag	false
Entity Central Index Key	0000064472
Document Type	8-K
Document Period End Date	Feb. 13, 2025
Entity Address, Address Line One	5201 North Orange Blossom Trail
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32810
City Area Code	(407)
Local Phone Number	290-6000
Entity Incorporation State Country Code	DE
Entity File Number	001-11703
Entity Tax Identification Number	59-0933147
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($.10 Par Value)
Trading Symbol	GENC
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false